STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
Revenues
Operating Expenses:
Accounting and audit fees	12,210	7,600
Attorney fees	2,228	1,105
Filing fees	6,698	3,307
General corporate fees	750	750
Printing and mailing costs
Transfer agent fees	2,576	1,745
Other	41	48
Total Expenses	24,503	14,555
Net Operating (Loss)	(24,503)	(14,555)
Other Expenses:
Interest Expense	2,636	4,705
Total Other Expenses	2,636	4,705
Net Other (Expense)	(2,636)	(4,705)
Net (Loss)	$ (27,139)	$ (19,260)
Per Share
Weighted Average Shares Outstanding	7,894,111	7,894,111